UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09451

Nuveen Massachusetts Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
	February 28, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.3% (0.9% of Total Investments)
$ 480	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/13 at 101.00	Caa3	$ 378,936
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Education and Civic Organizations – 45.9% (31.4% of Total Investments)
500	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1	7/21 at 100.00	AA–	575,095
	and B-2, 5.250%, 7/01/33 – AGM Insured
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1,	10/19 at 100.00	A1	423,491
	5.000%, 10/01/29
110	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008,	9/18 at 100.00	Aa3	130,312
	5.875%, 9/01/30
400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A,	1/20 at 100.00	BBB+	428,784
	5.000%, 1/01/40
300	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A,	7/22 at 100.00	BBB–	333,051
	5.250%, 7/01/42
1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A,	4/21 at 100.00	AA–	1,136,320
	5.250%, 4/01/37
450	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	A+	488,615
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
200	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/22 at 100.00	A+	222,632
	Series 2012, 5.000%, 9/01/50
500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	669,375
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AA–	2,236,668
	Series 2008A, 5.000%, 1/01/42 – AGC Insured
1,000	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	5/29 at 105.00	A1	1,270,330
	Series 1999P, 6.000%, 5/15/59
990	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E,	7/13 at 100.00	AA	992,871
	5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)
515	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H,	1/18 at 100.00	AA	574,112
	6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	1,012,810
	Series 2003N, 5.250%, 6/01/18
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College,	10/19 at 100.00	Baa1	550,460
	Series 2010, 5.500%, 10/15/31
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College	1/20 at 100.00	A2	1,660,290
	Issues, Series 2010F, 5.000%, 1/01/41
590	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AA+	658,788
	Series 2007L, 5.000%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	557,290
	University Issue, Series 2009A, 5.750%, 7/01/39
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin	No Opt. Call	BBB	101,672
	Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project,
	Series 2012, 5.000%, 10/01/42
12,630	Total Education and Civic Organizations			14,022,966
	Health Care – 28.1% (19.2% of Total Investments)
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/20 at 100.00	AA	1,364,052
	2011K-6, 5.375%, 7/01/41
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H,	7/21 at 100.00	A–	573,530
	5.500%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	2,570
	Issue, Series 2008A, 6.500%, 1/15/38 (4)
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical	7/19 at 100.00	A+	180,355
	Center, Series 2009I, 5.750%, 7/01/36
775	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,	8/18 at 100.00	A–	886,143
	Series B1 Capital Asset Program Converted June 13, 2008, 5.375%, 2/01/26 – NPFG Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,	8/18 at 100.00	A–	569,500
	Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital,	12/19 at 100.00	AA	1,139,710
	Series 2009M, 5.500%, 12/01/39
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,
	Series 2005E:
550	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	558,003
315	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	315,356
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	A+	654,912
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A+	1,089,190
	Center, Series 2007D, 5.250%, 8/15/28
290	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	295,174
	Medical Center, Series 2007E, 5.000%, 7/15/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	517,435
	Project, Series 2005D, 5.250%, 7/01/30
159	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	5/13 at 100.00	D	135,435
	Community Services Inc., Series 2012A, 6.000%, 2/15/43
123	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	5/13 at 100.00	D	12,345
	Community Services Inc., Series 2012B, 6.375%, 2/15/43
190	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	5/13 at 100.00	D	2
	Community Services Inc., Series 2012C, 6.625%, 2/15/43
285	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	A–	298,016
	Health Care, Series 2005D, 5.000%, 7/01/33
8,647	Total Health Care			8,591,728
	Housing/Multifamily – 6.9% (4.7% of Total Investments)
555	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson	7/17 at 100.00	BB	579,187
	Manor Project, Series 2007, 4.800%, 7/20/48
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	501,810
	(Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/13 at 102.00	N/R	1,032,230
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22
2,055	Total Housing/Multifamily			2,113,227
	Housing/Single Family – 3.7% (2.6% of Total Investments)
650	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	669,370
	4.625%, 6/01/32 (Alternative Minimum Tax)
400	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust	No Opt. Call	AA	468,300
	3145, 15.583%, 6/01/16 (IF)
1,050	Total Housing/Single Family			1,137,670
	Industrials – 1.2% (0.8% of Total Investments)
100	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	99,584
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
200	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	211,422
	Management Inc., Series 2003, 5.450%, 6/01/14
65	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	5/13 at 100.00	BBB	65,073
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
365	Total Industrials			376,079
	Long-Term Care – 4.8% (3.3% of Total Investments)
100	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series	12/19 at 100.00	A–	111,064
	2010, 5.625%, 12/01/30
725	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	4/13 at 102.00	N/R	738,869
	5.250%, 10/01/26
605	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire	7/13 at 100.00	BBB	611,020
	Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21
1,430	Total Long-Term Care			1,460,953
	Tax Obligation/General – 13.6% (9.3% of Total Investments)
310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	342,296
55	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/14 at 100.00	AA–	55,770
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation	2/21 at 100.00	Aa3	1,120,050
	Bonds, Series 2011, 5.000%, 2/15/41
500	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	629,255
500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 –	No Opt. Call	Baa3	526,795
	FGIC Insured
1,280	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,476,531
3,645	Total Tax Obligation/General			4,150,697
	Tax Obligation/Limited – 17.0% (11.6% of Total Investments)
395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	A–	412,973
	AMBAC Insured
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	495,187
	Series 2004C, 5.250%, 7/01/21
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 –	5/18 at 100.00	AA	628,073
	AGC Insured
285	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	330,039
230	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	A1	273,505
	1/01/20 – FGIC Insured
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	828,638
	2009A, 6.000%, 8/01/42
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	1,563,270
	2011A-1, 5.000%, 8/01/43
600	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	657,654
	2012A, 5.000%, 10/01/32
4,695	Total Tax Obligation/Limited			5,189,339
	Transportation – 6.0% (4.1% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	596,365
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	A2	434,720
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/13 at 100.00	N/R	499,965
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
260	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	291,086
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
1,660	Total Transportation			1,822,136
	U.S. Guaranteed – 13.3% (9.1% of Total Investments) (5)
530	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA+ (5)	572,845
	2004A, 5.000%, 11/01/25 (Pre-refunded 11/01/14)
230	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19	5/14 at 100.00	Aa2 (5)	242,832
	(Pre-refunded 5/01/14) – NPFG Insured
250	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31	5/16 at 100.00	Aa2 (5)	285,068
	(Pre-refunded 5/01/16) – AMBAC Insured
495	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AA– (5)	548,816
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – AGC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA– (5)	512,105
	5.000%, 9/01/19 (Pre-refunded 9/01/13)
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (5)	556,895
	5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured (UB)
750	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (5)	781,994
	1/01/25 (Pre-refunded 1/01/14) – FGIC Insured
500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11,	8/15 at 100.00	AAA	551,084
	4.500%, 8/01/29 (Pre-refunded 8/01/15)
3,755	Total U.S. Guaranteed			4,051,639
	Utilities – 1.1% (0.7% of Total Investments)
320	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	330,435
	Energy Project, Series 2012B, 4.875%, 11/01/42
	Water and Sewer – 3.3% (2.3% of Total Investments)
125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/15 at 100.00	Ba2	130,073
	2005, 6.000%, 7/01/25
400	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	423,856
	4.375%, 8/01/31 (UB)
200	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series	8/16 at 100.00	AAA	200,895
	2002A, 5.250%, 8/01/20
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	256,074
975	Total Water and Sewer			1,010,898
$ 41,707	Total Investments (cost $41,446,916) – 146.2%			44,636,703
	Floating Rate Obligations – (1.8)%			(560,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.2)% (6)			(14,725,000)
	Other Assets Less Liabilities – 3.8%			1,183,861
	Net Assets Applicable to Common Shares – 100%			$ 30,535,564

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$44,636,703	$ —	$44,636,703

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $40,846,213.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$3,448,744
Depreciation	(218,548)
Net unrealized appreciation (depreciation) of investments	$3,230,196

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.0%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Massachusetts Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2013